United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2008

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

January 31, 2008

(Unaudited)

	Shares	Cost	Value
Domestic Common Stocks – 74.85%

Banking – 7.07%
Irwin Financial Corp (IFC)	2,400	$38,086	$27,576
U.S. Bancorp (USB)	1,100	33,360	37,345
		71,446	64,921

Building Materials – 3.84%
USG Corporation (USG)*	965	45,503	35,232

Business Services – 7.47%
Moody’s Corporation (MCO)	1,000	36,405	34,780
Peoplesupport Inc. (PSPT)*	2,700	30,271	33,777
		66,676	68,557

Computer Equipment – 2.18%
Dell (DELL)*	1,000	26,048	20,040

Consumer Durables – 4.15%
Harley Davidson (HOG)	300	14,696	12,192
Marine Products (MPX)	2,850	30,959	25,907
		45,655	38,099

Diversified Holding Companies – 9.91%
Berkshire Hathaway, Inc. Class B (BRK.B)*	20	57,548	91,000

Drugs – 3.13%
Barr Pharmaceuticals Inc. (BRL)*	550	26,940	28,704

Energy Exploration Services – 4.68%
Dawson Geophysical (DWSN)*	750	21,828	42,960

Financial Services – 3.79%
First Marblehead (FMD)	900	29,129	14,796
Portfolio Recovery Associates (PRAA)*	550	24,227	19,998
		53,356	34,794

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

January 31, 2008

(Unaudited)

	Shares	Cost	Value
Healthcare Products – 4.13%
Johnson & Johnson (JNJ)	600	35,323	37,884

Healthcare Services – 3.08%
Coventry Healthcare (CVH)*	500	23,981	28,290

Industrial Equipment – 5.84%
Middleby Corp. (MIDD)*	900	21,378	53,649

Insurance – 2.98%
Montpelier Re Holdings Ltd. (MRH)	1,600	28,486	27,376

Oil & Gas – 3.22%
Cimarex Energy Co. (XEC)	725	24,902	29,587

Retail – 7.83%
Autozone (AZO)*	230	19,418	27,750
Sears Holdings Corp* (SHLD)	400	46,323	44,196
		65,741	71,946

Textiles & Apparel – 1.56%
Lakeland Industries (LAKE)*	1,452	19,670	14,317

Total Domestic Common Stocks		634,481	687,356

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

January 31, 2008

(Unaudited)

	Shares	Cost	Value
Foreign Common Stocks – 15.68%

Ireland – 3.15%
Banking – 3.15%
Allied Irish Banks ADR (AIB)	650	28,224	28,964

Canada – 4.86%
Oil and Gas – 4.86%
Canadian Natural Resources ADR (CNQ)	700	36,422	44,667

Mexico – 4.12%
Building Materials – 4.12%
CEMEX ADR (CX)	1,400	39,053	37,856

South Korea – 3.54%
Steel – 3.54%
POSCO ADR (PKX)	240	10,116	32,520

Total Foreign Common Stocks		113,815	144,007

Short-Term Investments – 9.31%
Schwab Value Advantage – 4.03% yld.**	85,474	85,474	85,474
Schwab Cash Reserves – 3.86% yld.**	1	1	1
Total Short-Term Investments	85,475		85,475

Total investments – 99.83%	$833,770		916,838

Other assets in excess of liabilities – .17%			1,522

Net assets - 100%			$918,360

* Non-income producing security during the period (does not normally pay dividends).

** Variable rate security; the coupon rate shown represents the yield at January 31, 2008.

The accompanying notes are an integral part of these financial statements.

At January  31, 2008, the gross unrealized appreciation for all securities totaled $147,386 and the gross unrealized depreciation for all securities totaled $64,318 or a net unrealized appreciation of $83,068.  The aggregate cost of securities for federal income tax purposes at January 31, 2008 was $833,770, including short-term investments.

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

March 31, 2008